Change in Accounting Principle - Stock Based Compensation - Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets (Detail) (USD $)
In Thousands, unless otherwise specified
	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$ 4	$ 4
Additional paid-in capital	509,514	505,883	292,011
Accumulated other comprehensive income	1,180	1,211	1,150
Accumulated deficit	(55,648)	(55,487)	(42,698)
Total stockholders' equity	455,050	451,611	250,463	215,804	221,079
As Reported [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital			293,281
Accumulated other comprehensive income			1,150
Accumulated deficit			(43,968)
Total stockholders' equity			250,463
As Revised [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital			292,011
Accumulated other comprehensive income			1,150
Accumulated deficit			(42,698)
Total stockholders' equity			$ 250,463